CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Oct. 29, 2017	Oct. 30, 2016 [1]	Oct. 25, 2015
CONSOLIDATED STATEMENTS OF OPERATIONS
Net sales	$ 9,167,519	$ 9,523,224	$ 9,263,863
Cost of products sold	7,164,356	7,365,049	7,455,282
GROSS PROFIT	2,003,163	2,158,175	1,808,581
Selling, general and administrative	762,104	871,974	743,611
Goodwill/intangible impairment	180	991	21,537
Equity in earnings of affiliates	39,590	38,685	23,887
OPERATING INCOME	1,280,469	1,323,895	1,067,320
Other income and expense:
Interest and investment income	10,859	6,191	2,934
Interest expense	(12,683)	(12,871)	(13,111)
EARNINGS BEFORE INCOME TAXES	1,278,645	1,317,215	1,057,143
Provision for income taxes	431,542	426,698	369,879
NET EARNINGS	847,103	890,517	687,264
Less: Net earnings attributable to noncontrolling interest	368	465	1,176
NET EARNINGS ATTRIBUTABLE TO HORMEL FOODS CORPORATION	$ 846,735	$ 890,052	$ 686,088
NET EARNINGS PER SHARE:
BASIC (in dollars per share)	$ 1.60	$ 1.68	$ 1.30	[2]
DILUTED (in dollars per share)	$ 1.57	$ 1.64	$ 1.27	[2]
WEIGHTED-AVERAGE SHARES OUTSTANDING:
BASIC (in shares)	528,363	529,290	528,143	[2]
DILUTED (in shares)	539,116	542,473	541,002	[2]

[1]	Fiscal 2016 included 53 weeks
[2]	Shares and par values have been restated, as appropriate, to reflect the two-for-one stock split distributed on February 9, 2016.